April 5, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: General New York Municipal Money Market Fund
 1933 Act File No.: 33-09451
 1940 Act File No.: 811-04870
 CIK No.: 00000803950

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Wealth shares, Service shares and Premier shares Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 62 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 29, 2021.

Please address any comments or questions to my attention at 412-234-2057.

Sincerely,

/s/ Vickie Walton
Vickie Walton
Analyst/Paralegal